Net income / (loss) per share - Company s basic and diluted net loss per share attributable to the Company (Parenthetical) (Details) - shares	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average shares – diluted	61,958,211	60,952,372
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average shares – diluted	328,721